Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Property and Equipment, Net [Abstract]
Schedule of property and equipment, net
	June 30, 2016	September 30, 2015

Electronic equipment	$2,309,562	$2,357,085
Furniture and fixtures	85,661	22,752
Construction in progress	-	796,996
Leasehold improvements	392,435	193,225
Total property and equipment	2,787,658	3,370,058
Less: Accumulated depreciation and amortization	(1,061,734)	(428,496)
Total property and equipment, net	$1,725,924	$2,941,562

	As of
	September 30, 2015	September 30, 2014
Computers	$227,886	$213,600
Office equipment	2,129,199	68,623
Furniture and fixtures	22,752	32,011
Construction in progress	796,996	—
Leasehold improvements	193,225	156,101
Total property and equipment	3,370,058	470,335
Less: Accumulated depreciation	(428,496)	(121,666)
Total property and equipment, net	$2,941,562	$348,669